UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Small Cap Growth Fund
Class IA	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Small Cap Growth Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$91	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Small Cap Growth Fund returned 9.07%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 13.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Comfort Systems USA, an HVAC company
↑	Out-of-benchmark position in Verona Pharma, a biopharmaceutical company
↑	Overweight position in Kratos Defense & Security Solutions, a technology company

Top detractors from performance:
↓	Overweight position in Vertex, a provider of tax compliance software and services
↓	Out-of-benchmark position in Bellring Brands, a provider of nutrition products
↓	Underweight exposure to Bloom Energy, a clean energy company
Putnam VT Small Cap Growth Fund	PAGE 1	38948-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	9.07	6.45	11.72
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective September 17, 2018, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$37,618,163
Total Number of Portfolio Holdings	99
Total Management Fee Paid	$197,681
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Small Cap Growth Fund	PAGE 2	38948-ATSIA-0226

HOW HAS THE FUND CHANGED?
Effective January 15, 2025, the Fund is open for purchases and incoming exchanges only by the categories of investors described in a supplement to the summary prospectus and prospectus dated October 30, 2024.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Small Cap Growth Fund	PAGE 3	38948-ATSIA-0226

Putnam VT Small Cap Growth Fund
Class IB	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Small Cap Growth Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$117	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Small Cap Growth Fund returned 8.80%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 13.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Comfort Systems USA, an HVAC company
↑	Out-of-benchmark position in Verona Pharma, a biopharmaceutical company
↑	Overweight position in Kratos Defense & Security Solutions, a technology company

Top detractors from performance:
↓	Overweight position in Vertex, a provider of tax compliance software and services
↓	Out-of-benchmark position in Bellring Brands, a provider of nutrition products
↓	Underweight exposure to Bloom Energy, a clean energy company
Putnam VT Small Cap Growth Fund	PAGE 1	38948-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	8.80	6.18	11.45
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective September 17, 2018, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$37,618,163
Total Number of Portfolio Holdings	99
Total Management Fee Paid	$197,681
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Small Cap Growth Fund	PAGE 2	38948-ATSIB-0226

HOW HAS THE FUND CHANGED?
Effective January 15, 2025, the Fund is open for purchases and incoming exchanges only by the categories of investors described in a supplement to the summary prospectus and prospectus dated October 30, 2024.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Small Cap Growth Fund	PAGE 3	38948-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Small Cap
Growth Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 21
Tax Information 22
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Putnam Variable Trust
Financial Highlights
Putnam VT Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.26 $18.00 $14.58 $24.48 $23.26
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.11) (0.11) (0.05) (0.06) (0.15)
Net realized and unrealized gains (losses) ........... 1.81 4.37 3.47 (6.25) 3.22
Total from investment operations .................... 1.70 4.26 3.42 (6.31) 3.07
Less distributions from:
Net investment income .......................... (0.13) — — — —
Net realized gains ............................. (1.41) — — (3.55) (1.85)
Tax return of capital ............................ — — — (0.04) —
Total distributions ............................... (1.54) — — (3.59) (1.85)
Net asset value, end of year ....................... $22.42 $22.26 $18.00 $14.58 $24.48
Total return
c
................................... 9.07% 23.67% 23.46% (28.11)% 14.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.93% 0.99% 0.99% 0.85%
Expenses net of waiver and payments by affiliates
d
...... 0.87% 0.88% 0.89% 0.89% 0.85%
Net investment (loss) ............................ (0.53)% (0.54)% (0.31)% (0.36)% (0.65)%
Supplemental data
Net assets, end of year (000’s) ..................... $15,706 $16,929 $14,339 $12,540 $19,208
Portfolio turnover rate ............................ 62% 61% 58% 58% 53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.46 $17.40 $14.13 $23.91 $22.81
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.16) (0.16) (0.09) (0.10) (0.21)
Net realized and unrealized gains (losses) ........... 1.74 4.22 3.36 (6.09) 3.16
Total from investment operations .................... 1.58 4.06 3.27 (6.19) 2.95
Less distributions from:
Net investment income .......................... (0.08) — — — —
Net realized gains ............................. (1.41) — — (3.55) (1.85)
Tax return of capital ............................ — — — (0.04) —
Total distributions ............................... (1.49) — — (3.59) (1.85)
Net asset value, end of year ....................... $21.55 $21.46 $17.40 $14.13 $23.91
Total return
c
................................... 8.80% 23.33% 23.14% (28.30)% 13.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.17% 1.18% 1.24% 1.24% 1.10%
Expenses net of waiver and payments by affiliates
d
...... 1.12% 1.13% 1.14% 1.14% 1.10%
Net investment (loss) ............................ (0.78)% (0.79)% (0.56)% (0.61)% (0.90)%
Supplemental data
Net assets, end of year (000’s) ..................... $21,912 $17,716 $14,183 $12,600 $19,376
Portfolio turnover rate ............................ 62% 61% 58% 58% 53%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Aerospace & Defense 7.5%
a
AeroVironment, Inc. ................................. United States 985 $ 238,262
Carpenter Technology Corp. ........................... United States 2,963 932,871
a
Kratos Defense & Security Solutions, Inc. ................. United States 7,865 597,032
a
Mercury Systems, Inc. ................................ United States 1,635 119,371
a
Rocket Lab Corp. ................................... United States 3,770 262,995
VSE Corp. ........................................ United States 3,795 655,662
2,806,193
Automobile Components 1.2%
Patrick Industries, Inc. ................................ United States 4,327 469,177
Banks 2.0%
a
Axos Financial, Inc. .................................. United States 2,760 237,801
a
Bancorp, Inc. (The) .................................. United States 7,330 494,922
732,723
Biotechnology 9.4%
a
ADMA Biologics, Inc. ................................. United States 21,845 398,453
a
Arcus Biosciences, Inc. ............................... United States 3,700 88,171
a
Ascendis Pharma A/S , ADR ........................... Denmark 1,372 292,565
a
Bridgebio Pharma, Inc. ............................... United States 5,580 426,814
a
CG oncology, Inc. ................................... United States 1,550 64,356
a
Halozyme Therapeutics, Inc. ........................... United States 7,625 513,163
a
Insmed, Inc. ....................................... United States 2,175 378,537
a
Kymera Therapeutics, Inc. ............................. United States 2,865 222,926
a
Madrigal Pharmaceuticals, Inc. ......................... United States 675 393,079
a
Nuvalent, Inc. , A .................................... United States 1,761 177,139
a
Rhythm Pharmaceuticals, Inc. .......................... United States 3,605 385,879
a
Xenon Pharmaceuticals, Inc. ........................... Canada 4,296 192,547
3,533,629
Broadline Retail 0.8%
a
Ollie's Bargain Outlet Holdings, Inc. ...................... United States 2,745 300,879
Capital Markets 3.1%
Perella Weinberg Partners , A ........................... United States 10,715 185,369
Piper Sandler Cos. .................................. United States 1,045 354,997
StepStone Group, Inc. , A .............................. United States 9,935 637,529
1,177,895
Commercial Services & Supplies 0.6%
a
Casella Waste Systems, Inc. , A ......................... United States 2,271 222,422
Construction & Engineering 7.9%
Comfort Systems USA, Inc. ............................ United States 1,060 989,287
a
Construction Partners, Inc. , A .......................... United States 4,740 514,527
a
Dycom Industries, Inc. ................................ United States 1,465 495,024
a
IES Holdings, Inc. ................................... United States 1,265 492,110
a
Legence Corp. , A ................................... United States 6,131 263,878
a
Sterling Infrastructure, Inc. ............................ United States 660 202,112
2,956,938
Consumer Finance 2.3%
a
Dave, Inc. ......................................... United States 1,010 223,624
a
Enova International, Inc. .............................. United States 4,003 629,272
852,896

Putnam Variable Trust
Schedule of Investments
Putnam VT Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services 1.3%
a
Adtalem Global Education, Inc. ......................... United States 4,752 $ 491,689
Electrical Equipment 1.4%
a
Bloom Energy Corp. , A ............................... United States 6,180 536,980
Electronic Equipment, Instruments & Components 5.0%
Advanced Energy Industries, Inc. ....................... United States 3,937 824,290
a
Fabrinet .......................................... Thailand 1,375 626,010
a
Itron, Inc. ......................................... United States 2,520 234,007
a
Mirion Technologies, Inc. , A ............................ United States 8,896 208,344
1,892,651
Energy Equipment & Services 1.6%
Archrock, Inc. ...................................... United States 14,260 371,045
CES Energy Solutions Corp. ........................... Canada 26,604 237,828
608,873
Health Care Equipment & Supplies 2.0%
a
Establishment Labs Holdings, Inc. ....................... Costa Rica 1,260 91,829
a
iRhythm Technologies, Inc. ............................ United States 895 158,808
a
Merit Medical Systems, Inc. ............................ United States 3,470 305,846
a
UFP Technologies, Inc. ............................... United States 861 191,168
747,651
Health Care Providers & Services 7.1%
Encompass Health Corp. ............................. United States 6,755 716,976
Ensign Group, Inc. (The) .............................. United States 4,215 734,253
a
GeneDx Holdings Corp. , A ............................. United States 2,865 372,622
a
Guardant Health, Inc. ................................ United States 3,655 373,322
a,b
Hims & Hers Health, Inc. .............................. United States 4,955 160,889
a
RadNet, Inc. ....................................... United States 4,510 321,788
2,679,850
Health Care Technology 1.1%
a
Doximity, Inc. , A .................................... United States 6,560 290,477
a
Waystar Holding Corp. ............................... United States 3,728 122,092
412,569
Hotels, Restaurants & Leisure 1.7%
a
Planet Fitness, Inc. , A ................................ United States 3,540 383,984
Texas Roadhouse, Inc. , A ............................. United States 1,595 264,770
648,754
Household Durables 2.0%
a
Cavco Industries, Inc. ................................ United States 345 203,805
Installed Building Products, Inc. ......................... United States 2,130 552,501
756,306
Independent Power and Renewable Electricity Producers 0.5%
a
Talen Energy Corp. .................................. United States 505 189,294
Insurance 1.3%
Kinsale Capital Group, Inc. ............................ United States 540 211,205
a
Skyward Specialty Insurance Group, Inc. .................. United States 5,285 270,116
481,321
IT Services 1.0%
a,b
Applied Digital Corp. ................................. United States 7,240 177,525

Putnam Variable Trust
Schedule of Investments
Putnam VT Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
DigitalOcean Holdings, Inc. ............................ United States 3,885 $ 186,946
364,471
Life Sciences Tools & Services 1.6%
a
Medpace Holdings, Inc. ............................... United States 1,070 600,966
Machinery 7.5%
a
CECO Environmental Corp. ........................... United States 2,010 120,299
Crane Co. ......................................... United States 2,480 457,386
Federal Signal Corp. ................................. United States 4,697 510,047
JBT Marel Corp. .................................... United States 1,370 206,418
a
RBC Bearings, Inc. .................................. United States 1,881 843,497
a
SPX Technologies, Inc. ............................... United States 3,327 665,600
2,803,247
Metals & Mining 0.4%
a
Coeur Mining, Inc. ................................... United States 9,205 164,125
Oil, Gas & Consumable Fuels 0.8%
a,b
Centrus Energy Corp. , A .............................. United States 775 188,139
a
Energy Fuels, Inc. ................................... United States 7,530 109,486
297,625
Pharmaceuticals 1.3%
a
Axsome Therapeutics, Inc. ............................ United States 2,325 424,638
a
Tarsus Pharmaceuticals, Inc. ........................... United States 890 72,873
497,511
Professional Services 2.9%
a
Huron Consulting Group, Inc. .......................... United States 5,200 899,132
a
Parsons Corp. ...................................... United States 3,055 188,799
1,087,931
Real Estate Management & Development 1.5%
Colliers International Group, Inc. ........................ Canada 3,780 555,592
Semiconductors & Semiconductor Equipment 7.3%
a,b
Camtek Ltd. ....................................... Israel 3,660 389,223
a
Credo Technology Group Holding Ltd. .................... United States 4,350 625,922
a
FormFactor, Inc. .................................... United States 2,400 133,872
a
Nova Ltd. ......................................... Israel 2,965 973,676
a
Rambus, Inc. ...................................... United States 3,300 303,237
a
SiTime Corp. ....................................... United States 950 335,530
2,761,460
Software 7.1%
a
ACI Worldwide, Inc. .................................. United States 13,160 629,180
a
Agilysys, Inc. ....................................... United States 3,620 430,201
a
Commvault Systems, Inc. ............................. United States 1,930 241,945
a
Descartes Systems Group, Inc. (The) .................... Canada 6,280 550,505
InterDigital, Inc. ..................................... United States 664 211,404
Pegasystems, Inc. ................................... United States 8,715 520,460
a
Vertex, Inc. , A ...................................... United States 4,089 81,657
2,665,352
Specialty Retail 3.3%
a
Aritzia, Inc. ........................................ Canada 7,720 660,043

Putnam Variable Trust
Schedule of Investments
Putnam VT Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Boot Barn Holdings, Inc. .............................. United States 3,255 $ 574,410
1,234,453
Technology Hardware, Storage & Peripherals 0.8%
a,b
IonQ, Inc. ......................................... United States 6,715 301,302
Trading Companies & Distributors 2.4%
Applied Industrial Technologies, Inc. ..................... United States 2,259 580,043
FTAI Aviation Ltd. ................................... United States 1,690 332,677
912,720
Total Common Stocks (Cost $ 24,906,844 ) ....................................
36,745,445
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 961 442
Total Rights (Cost $ 442 ) ....................................................
442
Total Long Term Investments (Cost $ 24,907,286 ) ..............................
36,745,887
a
Short Term Investments 5.5%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
d,e
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 944,059 944,059
Total Management Investment Companies (Cost $ 944,059 ) .....................
944,059
f
Investments from Cash Collateral Received for
Loaned Securities 3.0%
Money Market Funds 3.0%
d,e
Putnam Cash Collateral Pool, LLC , 4.044% ................ United States 1,124,149 1,124,149
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,124,149 ) ..........................................................
1,124,149
Total Short Term Investments (Cost $ 2,068,208 ) ...............................
2,068,208
a
Total Investments (Cost $ 26,975,494 ) 103.2% .................................
$38,814,095
Other Assets, less Liabilities (3.2) % .........................................
(1,195,932)
Net Assets 100.0% .........................................................
$37,618,163
a a a
See Abbreviations on page 20 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2025. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Small Cap
Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $24,907,286
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,068,208
Value - Unaffiliated issuers (Includes securities loaned of $ 1,087,060 ) .................................. $36,745,887
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,068,208
Cash .................................................................................... 843
Receivables:
Capital shares sold ........................................................................ 8,471
Dividends ............................................................................... 6,263
Prepaid expenses .......................................................................... 11,261
Total assets .......................................................................... 38,840,933
Liabilities:
Payables:
Capital shares redeemed ................................................................... 3,185
Management fees ......................................................................... 6,347
Administrative fees ........................................................................ 308
Distribution fees .......................................................................... 4,734
Transfer agent fees ........................................................................ 4,516
Trustees' fees and expenses ................................................................. 19,737
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,124,149
Accrued expenses and other liabilities ........................................................... 59,794
Total liabilities ......................................................................... 1,222,770
Net assets, at value ................................................................. $37,618,163
Net assets consist of:
Paid-in capital ............................................................................. $23,725,350
Total distributable earnings (losses) ............................................................. 13,892,813
Net assets, at value ................................................................. $37,618,163

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Small Cap
Growth Fund
Class IA:
Net assets, at value ....................................................................... $15,706,301
Shares outstanding ........................................................................ 700,564
Net asset value and maximum offering price per share
a
............................................. $22.42
Class IB:
Net assets, at value ....................................................................... $21,911,862
Shares outstanding ........................................................................ 1,016,793
Net asset value and maximum offering price per share
a
............................................. $21.55
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Small Cap
Growth Fund
Investment income:
Dividends: (net of foreign taxes of $1,081)
Unaffiliated issuers ........................................................................ $84,880
Non-controlled affiliates (Note 3 f ) ............................................................. 29,188
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (26,091)
Non-controlled affiliates (Note 3 f ) ............................................................. 35,434
Total investment income ................................................................... 123,411
Expenses:
Management fees (Note 3 a ) ................................................................... 214,737
Administrative fees (Note 3 b ) .................................................................. 637
Distribution fees: (Note 3c )
Class IB ................................................................................ 48,844
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 11,188
Class IB ................................................................................ 13,857
Custodian fees (Note 4 ) ...................................................................... 13,254
Reports to shareholders fees .................................................................. 19,806
Professional fees ........................................................................... 48,885
Trustees' fees and expenses (Note 3 e ) ........................................................... 1,145
Other .................................................................................... 6,018
Total expenses ......................................................................... 378,371
Expense reductions (Note 4 ) ............................................................... (1,083)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (17,056)
Net expenses ......................................................................... 360,232
Net investment income (loss) ............................................................ (236,821)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,584,670
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 681,540
Net realized and unrealized gain (loss) ............................................................ 3,266,210
Net increase (decrease) in net assets resulting from operations .......................................... $3,029,389

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT Small Cap Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(236,821) $(214,402)
Net realized gain (loss) ................................................. 2,584,670 4,928,941
Net change in unrealized appreciation (depreciation) ........................... 681,540 1,722,588
Net increase (decrease) in net assets resulting from operations ................ 3,029,389 6,437,127
Distributions to shareholders:
Class IA ............................................................ (1,116,442) —
Class IB ............................................................ (1,286,626) —
Total distributions to shareholders .......................................... (2,403,068) —
Capital share transactions: (Note 2 )
Class IA ............................................................ (1,503,461) (731,036)
Class IB ............................................................ 3,850,707 416,167
Total capital share transactions ............................................ 2,347,246 (314,869)
Net increase (decrease) in net assets ................................... 2,973,567 6,122,258
Net assets:
Beginning of year ....................................................... 34,644,596 28,522,338
End of year ........................................................... $37,618,163 $34,644,596

Putnam Variable Trust
Notes to Financial Statements
Putnam VT Small Cap Growth Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT Small Cap
Growth Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2025,
49.3% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class IA and
Class IB. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Small Cap Growth Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Small Cap Growth Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Small Cap Growth Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 46,304 $980,886 72,394 $1,558,478
Shares issued in reinvestment of distributions .......... 60,348 1,116,442 — —
Shares redeemed ............................... (166,577) (3,600,789) (108,681) (2,289,514)
Net increase (decrease) .......................... (59,925) $(1,503,461) (36,287) $(731,036)
Class IB Shares:
Shares sold ................................... 241,897 $5,055,785 118,673 $2,608,304
Shares issued in reinvestment of distributions .......... 72,202 1,286,626 — —
Shares redeemed ............................... (122,761) (2,491,704) (108,553) (2,192,137)
Net increase (decrease) .......................... 191,338 $3,850,707 10,120 $416,167
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Small Cap Growth Fund
(continued)
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.601% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Small Cap Growth Fund
(continued)
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $314,756 $8,406,638 $(7,777,335) $— $— $944,059 944,059 $29,188
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.044% ............. $356,305 $14,911,105 $(14,143,261) $— $— $1,124,149 1,124,149 $35,434
Total Affiliated Securities ... $671,061 $23,317,743 $(21,920,596) $— $— $2,068,208 $64,622
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Small Cap Growth Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2025, the Fund utilized $51,729 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$21,912,357 and $22,255,778, respectively.
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,124,149 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to
2025 2024
Distributions paid from:
Ordinary income .......................................................... $157,351 —
Long term capital gain ...................................................... 2,245,717 —
$2,403,068 —
Cost of investments .......................................................................... $27,186,476
Unrealized appreciation ........................................................................ $12,685,730
Unrealized depreciation ........................................................................ (1,058,111)
Net unrealized appreciation (depreciation) .......................................................... $11,627,619
Distributable earnings:
Undistributed long term capital gains .............................................................. $2,265,195

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Small Cap Growth Fund
(continued)
the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Small Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 36,745,445 $ — $ — $ 36,745,445
Rights ................................. — — 442 442
Short Term Investments ................... 944,059 1,124,149 — 2,068,208
Total Investments in Securities ........... $37,689,504 $1,124,149 $442 $38,814,095
a
For detailed categories, see the accompanying Schedule of Investments.
7. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Small Cap Growth Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
CVR Contingent Voting Rights
8. Fair Value Measurements
(continued)

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
VT Small Cap Growth Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

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Annual Report
Putnam VT Small Cap Growth Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $2,245,717
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $72,925

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38948-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026